Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
Note 10. Leases
The Company has two operating leases for office and manufacturing space which require it to pay base rent and certain utilities. Monthly rent expense is recognized on a straight-line basis over the terms of the leases, which expire in 2027 and December 2021.
At September 30, 2021, the weighted average remaining lease term was 6.3 years. The operating leases are included in the condensed balance sheets at the present value of the lease payments at a 7% discount rate which approximates the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment, as the leases do not provide an implicit rate.
For each of the three months ended September 30, 2021 and 2020, operating lease expense and cash paid for leases was $0.1 million. For each of the nine months ended September 30, 2021 and 2020, operating lease expense and cash paid for leases was $0.4 million. Amortization for operating lease right-of-use
assets was $0.1 million for each of the three months ended September 30, 2021 and 2020 and $0.3 million for each of the nine months ended September 30, 2021 and 2020. Variable costs were de minimis.
Maturities of operating lease liabilities as of September 30, 2021 were as follows (in thousands):

Years Ending December 31,
2021 (remaining three months)	$132
2022	432
2023	445
2024	459
2025	472
2026	486
Thereafter	501

Total operating lease payments	2,927
Less: imputed interest	(572)

Total operating lease liabilities	$2,355

Note 10—Leases
The Company recognized
non-cash
right-of-use
assets and lease liabilities of $3.2 million upon adoption of ASU
2016-02
on January 1, 2019. The Company has two operating leases for office and manufacturing space which requires it to pay base rent and certain utilities. Monthly rent expense is recognized on a straight-line basis over the terms of the leases, which expire in 2027 and 2021.
At December 31, 2020 the weighted average remaining lease term was seven years. The operating leases are included in the balance sheet at the present value of the lease payments at a 7% discount rate using the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment as the leases do not provide an implicit rate.
For the years ended December 31, 2020 and 2019, operating lease expense and cash paid were each $0.5 million. Operating lease right-of-use
assets amortization was $0.4 million and $0.3 million for the years ended December 31, 2020 and 2019, respectively. Variable costs are de minimis.
The following table presents the lease liabilities within the balance sheet, related to the Company’s operating leases as of December 31, 2020 (in thousands):

Years Ending December 31,
2021	$528
2022	432
2023	445
2024	459
2025	472
Thereafter	987

Total operating lease payments	$3,323

Less: imputed interest	(703)
Total operating lease liabilities	$2,620